STOCK OPTIONS AND WARRANTS (Stock Option and Warrant Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding at December 31, 2012	8,800,000	5,050,000
Granted		3,750,000
Exercised
Cancelled or expired
Outstanding as of December 31, 2013	8,800,000	8,800,000
Weighted Average Price Per Share
Outstanding at December 31, 2012	$ 0.289	$ 0.39
Granted		$ 0.153
Exercised
Cancelled or expired
Outstanding as of December 31, 2013	$ 0.289	$ 0.289